Acquisition of Interest and Control - Schedule of acquired intangible assets that were not recognized in the books of the acquired entity (Details) - Ultracargo Logística S.A. - Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
R$ in Thousands
Jul. 01, 2023 BRL (R$)
Acquisition of Interest and Control
Total intangible assets	R$ 5,221
Licences [member]
Acquisition of Interest and Control
Total intangible assets	R$ 612
Useful life	5 years
Amortization method	Straight line
Customer list and relationship [member]
Acquisition of Interest and Control
Total intangible assets	R$ 4,609
Useful life	6 years
Amortization method	Straight line